Advances for Vessels under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions Under Contract Agreement
			December 31, 2014
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total
Zijishan B003	2015	$3,931	3,931	1,535	$5,466
	Total	$3,931	3,931	1,535	$5,466

Schedule of Advances for Vessels under Construction and Acquisitions
	Year Ended December 31,
	2013	2014
Balance at beginning of year	$-	$1,585
Advances for vessels under construction and related costs	1,585	2,350
Advances for second hand vessels	-	7,587
Other costs capitalized	-	1,730
Vessels delivered	-	(7,786)
Balance at end of year	$1,585	$5,466